Quarterly Financial Data - Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 102,386	$ 103,632	$ 105,381	$ 98,062	$ 75,675	$ 75,565	$ 76,823	$ 76,418	$ 409,461	$ 304,481	$ 279,857
Gross margins	30,166	32,001	32,400	26,786	22,387	23,146	23,202	22,781
Operating earnings/(loss)	5,010	7,553	2,443	2,681	7,741	3,283	2,391	1,646	17,687	15,061	12,708
Earnings/(loss) from continuing operations	4,147	5,115	(10,253)	2,988	5,931	3,601	2,013	1,947	1,997	13,492	11,263
Earnings/(loss) from discontinued operations	(7,128)	1,704	(1,082)	580	2,901	2,316	1,288	336	(5,926)	6,841	9,704
Net earnings/(loss)	$ (2,981)	$ 6,819	$ (11,335)	$ 3,568	$ 8,832	$ 5,917	$ 3,301	$ 2,283	$ (3,929)	$ 20,333	$ 20,967
Basic earnings per share:
Continuing operations	$ 0.12	$ 0.16	$ (0.31)	$ 0.09	$ 0.17	$ 0.10	$ 0.07	$ 0.06	$ 0.06	$ 0.40	$ 0.33
Discontinued operations	$ (0.21)	$ 0.04	$ (0.03)	$ 0.02	$ 0.09	$ 0.07	$ 0.03	$ 0.01	$ (0.18)	$ 0.20	$ 0.28
Net (loss)/earnings attributable to CTS Corporation	$ (0.09)	$ 0.20	$ (0.34)	$ 0.11	$ 0.26	$ 0.17	$ 0.10	$ 0.07	$ (0.12)	$ 0.60	$ 0.61
Diluted earnings per share:
Continuing operations	$ 0.12	$ 0.16	$ (0.31)	$ 0.09	$ 0.17	$ 0.10	$ 0.06	$ 0.06	$ 0.06	$ 0.39	$ 0.32
Discontinued operations	$ (0.21)	$ 0.05	$ (0.03)	$ 0.01	$ 0.08	$ 0.07	$ 0.04	$ 0.01	$ (0.18)	$ 0.20	$ 0.28
Net (loss)/earnings attributable to CTS Corporation	$ (0.09)	$ 0.21	$ (0.34)	$ 0.10	$ 0.25	$ 0.17	$ 0.10	$ 0.07	$ (0.12)	$ 0.59	$ 0.60